SHORT-TERM BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF SHORT TERM LOANS

Bank loans consist of the following:

Credit agreement entered date	Provider	Facilities	Interest rate	Utilized as of December 31,
				2024	2023
October 27, 2020	Hang Seng Bank (“HSB”)	Non-revolving term loan under SME Financing Guarantee Scheme (the “SME FGS Term Loan”)	BLR minus 2.25% p.a.	$594,009	$627,881
January 19, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	245,173	297,203
May 5, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	115,230	126,477
May 6, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	145,671	154,915
May 10, 2022	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	362,121	381,204

			Total:	$1,462,204	$1,587,680